GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in the carrying amount of goodwill
Balance at the beginning of the period		$ 141,406,456
Net exchange differences		958,873
Impairment loss	0	(142,365,329)	0
Balance at the end of the period			141,406,456
Representing:
Gross goodwill	246,843,017	246,843,017	244,853,445
Accumulated impairment loss	$ (246,843,017)	$ (246,843,017)	$ (103,446,989)
Goodwill | Income approach
GOODWILL
Discount rates (as a percent)	20.00%
Terminal growth rates (as a percent)	0.00%